Shareholders’ Deficit (Details) - $ / shares	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share voting rights	one
Percentage of converted rate	20.00%
Warrants expiry, term	5 years
Percentage of total equity proceeds	60.00%
Exercise price of warrants (in Dollars per share)	$ 0.01
Percentage of market value	115.00%
Price of per share redemption (in Dollars per share)	$ 18
Notice of redemption period	30 days
Price of ordinary shares (in Dollars per share)	$ 18
Number of trading days	20 days
Business Combination [Member]
Shareholders’ Deficit [Line Items]
Price of per unit (in Dollars per share)	$ 11.5
Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price of warrants (in Dollars per share)	$ 9.2
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Issued price of per share (in Dollars per share)	$ 11.5
Percentage of market value	180.00%
Price of per share redemption (in Dollars per share)	$ 18
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Exercise price of warrants (in Dollars per share)	$ 18
Class A Ordinary Shares Subject to Possible Redemption [Member]
Shareholders’ Deficit [Line Items]
Subject to possible redemption ordinary shares, shares issued	81,520	81,520
Ordinary shares, shares outstanding		81,520
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	6,325,000	6,325,000
Ordinary shares, shares outstanding	6,325,000	6,325,000
Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding	12,650,000	12,650,000
Private Placement [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding	8,875,000	8,875,000
Price of per unit (in Dollars per share)	$ 1
Warrant [Member]
Shareholders’ Deficit [Line Items]
Issued price of per share (in Dollars per share)	$ 9.2